Contingent Liabilities and Commitments - Maximum Amount of Accounts Receivables Sales and Amount of Sold Accounts Receivables before Maturity by Contract (Detail) - Dec. 31, 2023
₩ in Millions, $ in Millions
	USD ($)	KRW (₩)
Disclosure of contingent liabilities [Line Items]
Maximum contractual amount of accounts receivables sales | ₩		₩ 3,784,389
Not yet due contractual amount of sold accounts receivables before maturity | ₩		1,665,874
USD [member]
Disclosure of contingent liabilities [Line Items]
Maximum contractual amount of accounts receivables sales | $	$ 2,935
Not yet due contractual amount of sold accounts receivables before maturity | $	1,292
Parent [member]
Disclosure of contingent liabilities [Line Items]
Maximum contractual amount of accounts receivables sales | ₩		328,797
Not yet due contractual amount of sold accounts receivables before maturity	10	12,841
Parent [member] | USD [member]
Disclosure of contingent liabilities [Line Items]
Maximum contractual amount of accounts receivables sales | $	255
Parent [member] | MUFG Bank [Member] | USD [member]
Disclosure of contingent liabilities [Line Items]
Maximum contractual amount of accounts receivables sales	180	232,092
Not yet due contractual amount of sold accounts receivables before maturity	3	3,815
Parent [member] | BNP Paribas [member] | USD [member]
Disclosure of contingent liabilities [Line Items]
Maximum contractual amount of accounts receivables sales	15	19,341
Parent [member] | ING Bank [member] | USD [member]
Disclosure of contingent liabilities [Line Items]
Maximum contractual amount of accounts receivables sales	40	51,576
Not yet due contractual amount of sold accounts receivables before maturity	7	9,026
Parent [member] | Sumitomo Mitsui Banking Corporation [member] | USD [member]
Disclosure of contingent liabilities [Line Items]
Maximum contractual amount of accounts receivables sales	20	25,788
Consolidated subsidiaries [member]
Disclosure of contingent liabilities [Line Items]
Maximum contractual amount of accounts receivables sales	2,680	3,455,592
Not yet due contractual amount of sold accounts receivables before maturity	1,282	1,653,033
Consolidated subsidiaries [member] | LG Display Singapore Pte. Ltd. [member] | ING Bank [member] | USD [member]
Disclosure of contingent liabilities [Line Items]
Maximum contractual amount of accounts receivables sales	50	64,470
Consolidated subsidiaries [member] | LG Display Singapore Pte. Ltd. [member] | Standard Chartered Bank [member] | USD [member]
Disclosure of contingent liabilities [Line Items]
Maximum contractual amount of accounts receivables sales	100	128,940
Consolidated subsidiaries [member] | LG Display Singapore Pte. Ltd. [member] | Credit Agricole Corporate & Investment Bank, Singapore Branch [Member] | USD [member]
Disclosure of contingent liabilities [Line Items]
Maximum contractual amount of accounts receivables sales	300	386,820
Consolidated subsidiaries [member] | LG Display Singapore Pte. Ltd. [member] | United Overseas Bank Limited [Member] | USD [member]
Disclosure of contingent liabilities [Line Items]
Maximum contractual amount of accounts receivables sales	150	193,410
Not yet due contractual amount of sold accounts receivables before maturity	50	64,478
Consolidated subsidiaries [member] | LG Display Singapore Pte. Ltd. [member] | JPMorgan Chase Bank, N.A., Singapore Branch [member] | USD [member]
Disclosure of contingent liabilities [Line Items]
Maximum contractual amount of accounts receivables sales	50	64,470
Consolidated subsidiaries [member] | LG Display Taiwan Co., Ltd. [member] | BNP Paribas [member] | USD [member]
Disclosure of contingent liabilities [Line Items]
Maximum contractual amount of accounts receivables sales	15	19,341
Consolidated subsidiaries [member] | LG Display Taiwan Co., Ltd. [member] | Austrailia and New Zealand Banking Group Ltd [member] | USD [member]
Disclosure of contingent liabilities [Line Items]
Maximum contractual amount of accounts receivables sales	160	206,304
Not yet due contractual amount of sold accounts receivables before maturity	39	50,159
Consolidated subsidiaries [member] | LG Display Germany GmbH [member] | BNP Paribas [member] | USD [member]
Disclosure of contingent liabilities [Line Items]
Maximum contractual amount of accounts receivables sales	135	174,069
Not yet due contractual amount of sold accounts receivables before maturity	55	70,906
Consolidated subsidiaries [member] | LG Display America, Inc. [member] | ING Bank [member] | USD [member]
Disclosure of contingent liabilities [Line Items]
Maximum contractual amount of accounts receivables sales	150	193,410
Not yet due contractual amount of sold accounts receivables before maturity	30	38,735
Consolidated subsidiaries [member] | LG Display America, Inc. [member] | Standard Chartered Bank [member] | USD [member]
Disclosure of contingent liabilities [Line Items]
Maximum contractual amount of accounts receivables sales	1,000	1,289,400
Not yet due contractual amount of sold accounts receivables before maturity	868	1,119,287
Consolidated subsidiaries [member] | LG Display America, Inc. [member] | Hong Kong & Shanghai Banking Corp. [member] | USD [member]
Disclosure of contingent liabilities [Line Items]
Maximum contractual amount of accounts receivables sales	400	515,760
Not yet due contractual amount of sold accounts receivables before maturity	200	257,881
Consolidated subsidiaries [member] | LG Display Japan Co., Ltd. [member] | Standard Chartered Bank [member] | USD [member]
Disclosure of contingent liabilities [Line Items]
Maximum contractual amount of accounts receivables sales	120	154,728
Not yet due contractual amount of sold accounts receivables before maturity	20	25,790
Consolidated subsidiaries [member] | LG Display Japan Co., Ltd. [member] | Chelsea Capital Corporation [Member] | USD [member]
Disclosure of contingent liabilities [Line Items]
Maximum contractual amount of accounts receivables sales	20	25,788
Consolidated subsidiaries [member] | LG Display Guangzhou Trading Co., Ltd. [member] | KEB Hana Bank (China) Company Limited [member] | USD [member]
Disclosure of contingent liabilities [Line Items]
Maximum contractual amount of accounts receivables sales	30	38,682
Not yet due contractual amount of sold accounts receivables before maturity	$ 20	₩ 25,797